Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments And Joint Ventures [Abstract]
Summary of Changes In Equity Method Investment

The following table presents changes in equity method investment for the twelve-month period ended December 31, 2019 and 2020, respectively:

	December 31,
	2019	2020
Beginning balance	$778,721	$766,583
Equity method investment income	391	(64,877)
Consideration Received on Disposal	—	—
Impairment on equity method investment	—	(710,392)
Exchange difference	(12,529)	8,686
Ending balance	$766,583	$—